UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 69.8%
CONSUMER DISCRETIONARY — 5.1%
Hotels, Restaurants & Leisure — 1.8%
40,800	Yum! Brands Inc.	$1,461,456

Media — 1.0%
27,100	Focus Media Holding Ltd., ADR *	805,141

Multiline Retail — 0.8%
14,700	Target Corp.	664,881

Textiles, Apparel & Luxury Goods — 1.5%
16,800	V.F. Corp.	1,202,544

	TOTAL CONSUMER DISCRETIONARY	4,134,022

CONSUMER STAPLES — 7.5%
Beverages — 1.9%
22,800	PepsiCo Inc.	1,517,568

Food & Staples Retailing — 1.8%
40,500	CVS Corp.	1,478,250

Food Products — 1.7%
81,600	Darling International Inc. *	1,320,288

Household Products — 2.1%
26,037	Procter & Gamble Co.	1,704,903

	TOTAL CONSUMER STAPLES	6,021,009

ENERGY — 7.7%
Energy Equipment & Services — 3.6%
22,140	FMC Technologies Inc. *	1,367,809
19,074	National-Oilwell Varco Inc. *	1,499,789

	Total Energy Equipment & Services	2,867,598

Oil, Gas & Consumable Fuels — 4.1%
14,710	Apache Corp.	1,650,021
27,476	BP PLC, ADR	1,688,125

	Total Oil, Gas & Consumable Fuels	3,338,146

	TOTAL ENERGY	6,205,744

FINANCIALS — 8.8%
Capital Markets — 2.1%
27,710	T. Rowe Price Group Inc.	1,658,444

Commercial Banks — 2.1%
57,190	Wells Fargo & Co.	1,731,141

Diversified Financial Services — 2.9%
45,331	Bank of America Corp.	1,491,390
18,000	NYSE Euronext	850,320

	Total Diversified Financial Services	2,341,710

Insurance — 1.7%
19,100	Arch Capital Group Ltd. *	1,331,843

	TOTAL FINANCIALS	7,063,138

HEALTH CARE — 11.8%
Biotechnology — 3.7%
17,750	Genentech Inc. *	1,690,688
24,050	Gilead Sciences Inc. *	1,298,219

	Total Biotechnology	2,988,907

Health Care Equipment & Supplies — 4.0%
20,750	Covidien Ltd.	1,021,730
30,250	Inverness Medical Innovations Inc. *	1,019,727

See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Health Care Equipment & Supplies — 4.0% (continued)
18,300	Stryker Corp.	$1,174,677

	Total Health Care Equipment & Supplies	3,216,134

Health Care Providers & Services — 4.1%
26,266	Aetna Inc.	1,077,169
19,050	Express Scripts Inc. *	1,343,787
17,500	Pediatrix Medical Group Inc. *	851,375

	Total Health Care Providers & Services	3,272,331

	TOTAL HEALTH CARE	9,477,372

INDUSTRIALS — 8.3%
Commercial Services & Supplies — 3.7%
52,174	Covanta Holding Corp. *	1,468,176
47,450	Republic Services Inc.	1,542,125

	Total Commercial Services & Supplies	3,010,301

Electrical Equipment — 2.8%
26,940	Emerson Electric Co.	1,311,978
27,200	Suntech Power Holdings Co., Ltd., ADR *	910,112

	Total Electrical Equipment	2,222,090

Machinery — 1.8%
20,350	Deere & Co.	1,427,756

	TOTAL INDUSTRIALS	6,660,147

INFORMATION TECHNOLOGY — 10.8%
Communications Equipment — 2.1%
48,900	Cisco Systems Inc. *	1,075,311
25,442	Juniper Networks Inc. *	662,255

	Total Communications Equipment	1,737,566

Computers & Peripherals — 1.8%
3,900	Apple Inc. *	619,905
31,200	NetApp Inc. *	797,160

	Total Computers & Peripherals	1,417,065

Internet Software & Services — 0.8%
1,300	Google Inc., Class A Shares *	615,875

IT Services — 1.1%
21,350	Accenture Ltd., Class A Shares	891,576

Semiconductors & Semiconductor Equipment — 2.7%
21,150	Broadcom Corp., Class A Shares *	513,734
38,750	Marvell Technology Group Ltd. *	573,112
11,550	MEMC Electronic Materials Inc. *	533,726
19,150	Varian Semiconductor Equipment Associates Inc. *	559,563

	Total Semiconductors & Semiconductor Equipment	2,180,135

Software — 2.3%
19,291	Amdocs Ltd. *	586,639
25,650	Microsoft Corp.	659,718
28,950	Oracle Corp. *	623,294

	Total Software	1,869,651

	TOTAL INFORMATION TECHNOLOGY	8,711,868

MATERIALS — 5.9%
Chemicals — 3.6%
14,100	Air Products & Chemicals Inc.	1,342,461
7,500	Potash Corporation of Saskatchewan Inc.	1,532,025

	Total Chemicals	2,874,486

Construction Materials — 0.3%
2,450	Martin Marietta Materials Inc.	257,176

See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Metals & Mining — 2.0%
14,900	Cleveland-Cliffs Inc.	$1,615,309

	TOTAL MATERIALS	4,746,971

TELECOMMUNICATION SERVICES — 2.1%
Wireless Telecommunication Services — 2.1%
17,350	America Movil SAB de CV, Series L Shares, ADR	876,001
18,400	American Tower Corp., Class A Shares *	770,960

	TOTAL TELECOMMUNICATION SERVICES	1,646,961

UTILITIES — 1.8%
Electric Utilities — 1.8%
18,000	Exelon Corp.	1,415,160

	TOTAL COMMON STOCKS (Cost — $51,466,328)	56,082,392

Face
Amount

CORPORATE BONDS & NOTES — 6.8%
CONSUMER DISCRETIONARY — 0.6%
Media — 0.2%
$200,000	Comcast Corp., Bonds, 5.650% due 6/15/35	166,836

Specialty Retail — 0.4%
275,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	272,713

	TOTAL CONSUMER DISCRETIONARY	439,549

CONSUMER STAPLES — 0.3%
Beverages — 0.3%
245,000	PepsiCo Inc., 5.000% due 6/1/18	241,032

ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
275,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	279,145

FINANCIALS — 4.3%
Capital Markets — 0.6%
243,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	245,170
250,000	Morgan Stanley, Notes, 5.300% due 3/1/13	238,639

	Total Capital Markets	483,809

Commercial Banks — 0.6%
275,000	CIT Group Inc., Senior Notes, 4.750% due 12/15/10	224,438
250,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	260,887

	Total Commercial Banks	485,325

Consumer Finance — 0.8%
800,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	669,663

Diversified Financial Services — 2.1%
325,000	American General Finance Corp., Notes, 3.875% due 10/1/09	312,669
250,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	236,164
325,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	333,034
225,000	IBM International Group Capital LLC, 5.050% due 10/22/12	230,511
325,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	335,239
200,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	223,385

	Total Diversified Financial Services	1,671,002

Insurance — 0.2%
200,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	173,150

	TOTAL FINANCIALS	3,482,949

See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

HEALTH CARE — 1.0%
Pharmaceuticals — 1.0%
$225,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	$227,339
275,000	AstraZeneca PLC, 5.400% due 9/15/12	283,059
300,000	Johnson & Johnson, 5.150% due 8/15/12	313,906

	TOTAL HEALTH CARE	824,304

MATERIALS — 0.2%
Chemicals — 0.2%
200,000	Potash Corp. of Saskatchewan Inc., Notes, 5.875% due 12/1/36	184,592

	TOTAL CORPORATE BONDS & NOTES (Cost — $5,669,379)	5,451,571

ASSET-BACKED SECURITIES — 0.5%
FINANCIALS — 0.5%
Automobiles — 0.2%
87,537	BMW Vehicle Owner Trust, 5.130% due 9/27/10	88,173
65,624	Harley-Davidson Motorcycle Trust, 3.200% due 5/15/12	65,604

	Total Automobiles	153,777

Credit Card — 0.3%
240,000	MBNA Credit Card Master Note Trust, 4.300% due 2/15/11	240,439

	TOTAL ASSET-BACKED SECURITIES (Cost — $390,706)	394,216

MORTGAGE-BACKED SECURITIES — 7.8%
FHLMC — 2.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
414,628	6.000% due 9/1/37	417,271
	Gold:
1,324,275	5.000% due 7/1/35-6/1/36	1,261,619
138,689	7.500% due 8/1/36	146,522

	TOTAL FHLMC	1,825,412

FNMA — 5.5%
	Federal National Mortgage Association (FNMA):
381,736	5.000% due 5/1/18	379,283
2,050,999	6.000% due 6/1/22-9/1/37	2,064,362
1,657,911	5.500% due 6/1/36	1,625,772
333,955	6.500% due 2/1/37	343,434

	TOTAL FNMA	4,412,851

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $6,191,693)	6,238,263

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government Agencies — 5.2%
1,155,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 7.000% due 3/15/10	1,226,930
	Federal National Mortgage Association (FNMA):
365,000	Bonds, 6.625% due 11/15/30	435,028
	Notes:
369,000	4.625% due 10/15/13	379,084
975,000	5.000% due 4/15/15	1,012,968
503,000	4.875% due 12/15/16	514,206
609,000	5.375% due 6/12/17	644,114

	Total U.S. Government Agencies	4,212,330

U.S. Government Obligations — 8.9%
	U.S. Treasury Bonds:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

U.S. Government Obligations — 8.9% (continued)
$137,000	8.875% due 8/15/17	$186,609
152,000	6.000% due 2/15/26	177,139
	U.S. Treasury Notes:
2,957,000	4.000% due 3/15/10	3,035,316
2,578,000	3.375% due 11/30/12	2,603,378
1,098,000	4.250% due 11/15/14	1,150,413

	Total U.S. Government Obligations	7,152,855

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $11,115,320)	11,365,185

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $74,833,426)	79,531,627

SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
636,264	Goldman Sachs & Co. repurchase agreement dated 7/31/08, 2.100% due 8/1/08; Proceeds at maturity — $636,301; (Fully collateralized by U.S. government obligation, 6.000% due 11/1/36; Market value — $652,488) (Cost — $636,264)	636,264

	TOTAL INVESTMENTS — 99.8% (Cost — $75,469,690#)	80,167,891
	Other Assets in Excess of Liabilities — 0.2%	122,837

	TOTAL NET ASSETS — 100.0%	$80,290,728

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,859,873
Gross unrealized depreciation	(4,161,672)

Net unrealized appreciation	$4,698,201

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
***
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 26, 2008